Retirement-Related Benefits - Defined Benefit Plans (Details)	12 Months Ended
Dec. 31, 2019
U.S. | Pension Plans | Personal Pension Plan (PPP)
Defined Benefit Plans
Period used in final pay formula that determines benefits	5 years